Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded Pension Plans [Member] - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets		$ 55	$ 1
Equity securities		1,115
International investments, amount contributed to fair value of plan assets		254	91
Real estate, amount contributed to fair value of plan assets		293	212
Loans to participants, amount contributed to fair value of plan assets		128	106
Total		8,062	5,301
Amount of funds not related to risk employee benefit plans	[1]	(1,722)	(1,549)
Plan assets, at fair value		6,340	3,752
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		368	75
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		3,789	2,042
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		1,173	2,085
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		456	452
Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		428	232
Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		3	5
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets		55	1
International investments, amount contributed to fair value of plan assets		231
Total		1,410	379
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		367	74
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		435
Level 2 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		133	175
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		1
Level 2 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		188	129
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities		1,115
International investments, amount contributed to fair value of plan assets		23	91
Total		5,988	4,496
Level 1 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		1	1
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets		3,354	2,042
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		1,040	1,910
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets		455	452
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Real estate, amount contributed to fair value of plan assets		293	212
Loans to participants, amount contributed to fair value of plan assets		128	106
Total		664	426
Level 3 of fair value hierarchy [member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		240	103
Level 3 of fair value hierarchy [member] | Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets		$ 3	$ 5

[1]	Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.